Consolidated Statement of Operations (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 10, 2016	Dec. 31, 2015
Predecessor
Contractual interest	$ 23,219	$ 178,049